Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2022	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Purchases (1)	—	—	—	46	1,138	4	1,188
Additions from business combinations	1,116	205	—	17	—	—	1,338
Transfer	—	—	—	65	(158)	93	—
Disposals	—	—	—	(775)	—	—	(775)
Effect of movements in exchange rates	(756)	144	(150)	(51)	(13)	(70)	(896)
Changes in value on the recognition of inflation effects	—	—	—	—	—	80	80
Cost as of December 31, 2022	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612

Balance as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Purchases (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

Balance as of January 1, 2024	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290
Purchases (1)	—	—	30	223	1,224	628	2,105
Transfer	—	—	—	637	(835)	198	—
Disposals	—	—	(50)	(21)	—	—	(71)
Effect of movements in exchange rates	(85)	(328)	15	39	3	25	(331)
Changes in value on the recognition of inflation effects (2)	—	—	—	256	(5)	(118)	133
Cost as of December 31, 2024	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)
Amortization expense	—	—	—	(522)	—	(246)	(768)
Disposals	—	—	—	775	—	—	775
Effect of movements in exchange rate	—	—	—	96	—	5	101
Changes in value on the recognition of inflation effects	—	—	—	(94)	—	(1)	(95)
Balance as of December 31, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense	—	—	—	(518)	—	(318)	(836)
Disposals	—	—	—	—	—	59	59
Effect of movements in exchange rate	—	—	—	205	—	12	217
Changes in value on the recognition of inflation effects	—	—	—	(78)	—	—	(78)
Balance as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)
Amortization expense	—	—	—	(778)	—	(207)	(985)
Disposals	—	—	—	21	—	—	21
Effect of movements in exchange rate	—	—	—	(68)	—	39	(29)
Changes in value on the recognition of inflation effects - amortization	—	—	—	(129)	—	—	(129)
Balance as of December 31, 2024	Ps. (745)	Ps. —	Ps. —	Ps. (6,036)	Ps. —	Ps. (1,469)	Ps. (8,250)

Balance as of December 31, 2022	Ps. 75,754	Ps. 23,258	Ps. 1,042	Ps. 1,571	Ps. 1,342	Ps. 155	Ps. 103,122
Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162
Balance as of December 31, 2024	Ps. 73,877	Ps. 22,012	Ps. 1,309	Ps. 1,974	Ps. 1,954	Ps. 750	Ps. 101,876

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 12 years.
For the year ended December 31, 2024, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 17, Ps.147 and Ps. 821, respectively.
For the year ended December 31, 2023, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 12, Ps.93 and Ps.731, respectively.
For the year ended December 31, 2022, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 13, Ps.84 and Ps.671, respectively.

(1) Total includes Ps. 257, Ps. 359 and Ps. 209 outstanding payment to suppliers, as of December 31, 2024, 2023 and 2022 respectively.
(2) Until closing of 2023, the changes in value on the recognition of inflation effects were recognized in other amortizable. Starting in 2024, it is correctly assigned to the corresponding asset, therefore, the accumulated effect that had in other amortizable and that corresponded to technology costs and management systems is reversed. The net effect of inflation on total assets does not change.
Impairment Tests for Cash-Generating Units Containing Goodwill, Distribution Rights and Other indefinite lived intangible assets
For the purpose of impairment testing, goodwill, distribution rights, and other indefinite lived intangible assets are allocated and monitored on an individual country basis, which is considered to be the CGU.
The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2024	2023
Mexico	Ps. 57,689	Ps. 56,662
Guatemala	1,695	1,684
Nicaragua	404	404
Costa Rica	1,439	1,418
Panama	1,170	1,169
Colombia	3,638	3,635
Brazil	28,199	30,018
Argentina	512	245
Uruguay	2,452	2,381
Total	Ps. 97,198	Ps. 97,616

The foregoing forecasts were projected based on actual operating results and the five- year business plan that reflect the most likely outcomes based on the current conditions of each Cash-Generating Unit (“CGU”), including macroeconomic factors. However, these forecasts may differ from actual results as time progresses. The value in use of CGUs is determined using discounted cash flows, with key assumptions including volume, long-term inflation, and the weighted average cost of capital (“WACC”). The discount rate, calculated using the WACC for each CGU, incorporates market risks, time value of money, and specific asset risks not captured in the cash flows. The WACC considers both debt and equity costs, with the cost of equity based on investor returns and the cost of debt reflecting the Company’s obligations. Market participant assumptions, including growth rates and competitive positioning, are used to estimate future performance.

The key assumptions by CGU for impairment test as of December 31, 2024 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2025-2029	Expected Volume Growth Rates 2025-2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%

The key assumptions by CGU for impairment test as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2024-2028	Expected Volume Growth Rates 2024-2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%
Sensitivity to Changes in Assumptions
As of December 31, 2024, the Company performed impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.
Goodwill, Distribution Rights and Other indefinite lived intangible assets

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.4p.p	-1.0%	Passes by 5.0x
Brazil	+0.5p.p	-1.0%	Passes by 1.9x
Colombia	+0.7p.p	-1.0%	Passes by 2.5x
Argentina	+1.7p.p	-1.0%	Passes by 5.0x
Guatemala	+0.5p.p	-1.0%	Passes by 7.3x
Costa Rica	+0.5p.p	-1.0%	Passes by 3.9x
Nicaragua	+1.7p.p	-1.0%	Passes by 1.1x
Panama	+0.6p.p	-1.0%	Passes by 3.6x
Uruguay	+0.1p.p	-1.0%	Passes by 3.0x

(1)     Compound Annual Growth Rate (“CAGR”)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.